Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2024	2025
	US$	US$
Computers and equipment	1,518	2,232
Leasehold improvement	65	1,333
Furniture and fixtures	119	194
Total	1,702	3,759
Less: Accumulated depreciation and amortization	(1,339)	(1,761)
Property and equipment, net	363	1,998